Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Changes in Goodwill
The changes in Goodwill during the fiscal years ended March 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022

	(in millions of yen)
Balance at beginning of fiscal year	95,151	92,997	92,695
Impairment losses recognized	(2,155)	(302)	—
Foreign exchange translation	1	—	—
Balance at end of fiscal year	92,997	92,695	92,695

Gross amount of goodwill (Note)	169,313	167,552	161,993
Accumulated impairment losses	76,316	74,857	69,298

Note:	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 31 “Business segment information.”

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2021 and 2022:

	2021			2022
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

	(in millions of yen)
Intangible assets subject to amortization:

Customer relationships (Note)	126,979	79,362	47,617	126,979	87,277	39,702
Other	1,429	1,234	195	1,468	1,237	231

Total	128,408	80,596	47,812	128,447	88,514	39,933

Intangible assets not subject to amortization:
Total	8,309	—	8,309	8,006	—	8,006

Total	136,717	80,596	56,121	136,453	88,514	47,939

Note:
Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

Estimated Aggregate Amortization Expense in Respect of Intangible Assets

The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2023	7,174
2024	6,660
2025	6,149
2026	5,645
2027	5,138